FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 923	$ 721
Financial liabilities	(3,562)	(2,767)
Net financial assets (liabilities)	(2,639)	(2,046)
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	21,301	26,969
Financial liabilities	(12,098)	(15,438)
Net financial assets (liabilities)	$ 9,203	$ 11,531